Commitments and Contingencies (Details)	1 Months Ended		1 Months Ended	12 Months Ended
	Mar. 31, 2011 USD ($)	Dec. 31, 2011 USD ($)	May 31, 2010 Opry Mills Mall Limited Partnership USD ($)	Dec. 31, 2011 Commitments to fund certain limited partnerships USD ($)	Jan. 31, 2009 FCPA Settlements - fines GBP (£)	Jan. 31, 2009 FCPA Settlements - penalties USD ($)	Jan. 31, 2009 FCPA Settlements - interest USD ($)
Legal, Guarantees and Indemnifications
Agreed upon payment in exchange for dismissal of class claims	$ 550,000
Settlement agreement with the FCPA to pay penalty					5,250,000	1,800,000	14,500,000
Damages sought by Opry Mills Mall Limited Partnership			200,000,000
Amount of coverage for damages contended by the insurers			50,000,000
Difference amount of damages sought by the client			150,000,000
Estimated exposure with respect to contractual contingent guarantees for premium payments owed by clients		48,000,000
Maximum potential funding under commitments				64,000,000
Commitments funded				$ 15,000,000